Post-employment benefits - Post-employment benefits (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Post-employment benefits [Line Items]
Present value of funded obligations	€ 1,097	€ 1,108
Present value of unfunded obligations	508	513
Net defined benefit liability (asset)	516	499
Value of reimbursement rights	8	6
Post-employement benefit [Member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	516	499
Present value of defined benefit obligation [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	1,605	1,621	€ 1,970
Plan assets [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	1,089	1,122	€ 1,380
Germany [Member]
Post-employment benefits [Line Items]
Present value of funded obligations	511	489
Present value of unfunded obligations	253	249
Net defined benefit liability (asset)	283	261
Germany [Member] | Present value of defined benefit obligation [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	764	738
Germany [Member] | Plan assets [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	481	477
United States of America [Member]
Post-employment benefits [Line Items]
Present value of funded obligations	(404)	440
Present value of unfunded obligations	118	128
Net defined benefit liability (asset)	80	94
United States of America [Member] | Post-employement benefit [Member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	80
United States of America [Member] | Present value of defined benefit obligation [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	522	568
United States of America [Member] | Plan assets [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	442	474
Other countries [Member]
Post-employment benefits [Line Items]
Present value of funded obligations	(182)	179
Present value of unfunded obligations	137	136
Net defined benefit liability (asset)	153	144
Value of reimbursement rights	8	6
Other countries [Member] | Present value of defined benefit obligation [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	319	315
Other countries [Member] | Plan assets [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	€ 166	€ 171